Computer Hardware and Other Property - Summary of Computer Hardware and Other Property (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 961
Ending balance	921	$ 961
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,075	4,172
Capital expenditures	257	277
Acquisitions	7
Removed from service	(88)	(129)
Transfer to assets held for sale	(81)	(96)
Translation and other, net	138	(149)
Ending balance	4,308	4,075
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,114)	(3,105)
Removed from service	88	129
Transfer to assets held for sale	48	72
Translation and other, net	(113)	103
Ending balance	(3,387)	(3,114)
Continuing operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation - continuing operations	(296)	(313)
Computer hardware [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	281
Ending balance	275	281
Computer hardware [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,246	2,242
Capital expenditures	150	178
Acquisitions	2
Removed from service	(36)	(45)
Transfer to assets held for sale	(5)	(48)
Translation and other, net	85	(81)
Ending balance	2,442	2,246
Computer hardware [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,965)	(1,931)
Removed from service	36	45
Transfer to assets held for sale	4	42
Translation and other, net	(76)	73
Ending balance	(2,167)	(1,965)
Computer hardware [member] | Continuing operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation - continuing operations	(166)	(194)
Land, buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	530
Ending balance	507	530
Land, buildings and building improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,319	1,321
Capital expenditures	81	59
Removed from service	(5)	(9)
Transfer to assets held for sale	(66)	(32)
Translation and other, net	42	(20)
Ending balance	1,371	1,319
Land, buildings and building improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(789)	(758)
Removed from service	5	9
Transfer to assets held for sale	38	17
Translation and other, net	(32)	20
Ending balance	(864)	(789)
Land, buildings and building improvements [member] | Continuing operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation - continuing operations	(86)	(77)
Furniture, fixtures and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	150
Ending balance	139	150
Furniture, fixtures and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	510	609
Capital expenditures	26	40
Acquisitions	5
Removed from service	(47)	(75)
Transfer to assets held for sale	(10)	(16)
Translation and other, net	11	(48)
Ending balance	495	510
Furniture, fixtures and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(360)	(416)
Removed from service	47	75
Transfer to assets held for sale	6	13
Translation and other, net	(5)	10
Ending balance	(356)	(360)
Furniture, fixtures and equipment [member] | Continuing operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation - continuing operations	$ (44)	$ (42)